Balance Sheet Details	9 Months Ended
Sep. 30, 2019
Balance Sheet Details [Abstract]
Balance Sheet Details

7. Balance Sheet Details

Property and Equipment

Property and equipment as of September 30, 2019 and December 31, 2018 consisted of the following:

	September 30, 2019	December 31, 2018
Laboratory equipment	$7,349,000	$6,990,000
Furniture and fixtures	627,000	627,000
Office and computer equipment	319,000	260,000
Leasehold improvements	3,325,000	3,266,000
Total	11,620,000	11,143,000
Less: accumulated depreciation	(9,090,000)	(7,894,000)
Property and equipment, net	$2,530,000	$3,249,000

Depreciation expense totaled $365,000 and $336,000 for the three month periods ended September 30, 2019 and 2018, respectively. Depreciation expense totaled $1,049,000 and $1,139,000 for the nine month periods ended September 30, 2019 and 2018, respectively.